Cover	Apr. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2025
Entity File Number	001-41227
Entity Registrant Name	CISO GLOBAL, INC.
Entity Central Index Key	0001777319
Entity Tax Identification Number	83-4210278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6900 E. Camelback Road
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	(480)
Local Phone Number	389-3444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	CISO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable